AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9%
	Australia - 0.8%
12,153	Fortescue Metals Group Ltd.	$ 176,961
30,947	Scentre Group	58,406
4,480	Sonic Healthcare Ltd.	105,764
		341,131
	Belgium - 0.4%
1,200	Solvay S.A.	143,963

	Bermuda - 0.9%
2,610	Arch Capital Group Ltd.(a)	202,771
479	Everest Re Group Ltd.	172,684
		375,455
	Canada - 1.6%
1,822	CGI, Inc.(a)	185,163
297	Fairfax Financial Holdings Ltd.	236,967
3,955	Imperial Oil Ltd.	213,083
		635,213
	Cayman Islands - 0.2%
12,500	Wharf Real Estate Investment Company Ltd.	66,917

	France - 1.6%
655	Eiffage S.A.	68,151
4,906	Engie S.A.	80,447
1,430	Publicis Groupe S.A.	115,450
622	Sodexo S.A.	63,842
4,611	TotalEnergies SE	280,188
766	Worldline S.A.(a)	30,349
		638,427
	Germany - 4.8%
2,208	Bayerische Motoren Werke A.G.	269,165
21,111	Commerzbank A.G.	252,455
5,712	Daimler Truck Holding A.G.	214,498
7,330	Deutsche Lufthansa A.G.(a)	73,977
6,106	E.ON S.E.	77,248
6,390	Infineon Technologies A.G.	281,064

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Germany - 4.8% (Continued)
3,370	Mercedes-Benz Group A.G.	$ 269,186
600	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	226,039
1,579	Siemens A.G.	269,093
		1,932,725
	Guernsey - 1.3%
5,380	Amdocs Ltd.	503,783

	Ireland - 0.6%
22,000	Bank of Ireland Group plc	232,144

	Israel - 0.7%
31,517	Teva Pharmaceutical Industries Ltd. - ADR(a)	264,743

	Italy - 2.7%
14,484	Enel SpA	99,894
14,893	Eni SpA	227,375
96,346	Intesa Sanpaolo SpA	278,528
4,252	Prysmian SpA	169,491
12,239	UniCredit SpA	309,541
		1,084,829
	Japan - 6.9%
3,200	ITOCHU Corporation	129,332
7,700	Japan Tobacco, Inc.	170,649
7,900	Komatsu Ltd.	220,115
6,172	Marubeni Corporation	109,042
3,076	Mitsubishi Corporation	157,078
7,200	Mitsubishi Electric Corporation	103,798
43,948	Mitsubishi UFJ Financial Group, Inc.	354,008
3,718	Mitsui & Company Ltd.	144,806
3,200	Mitsui OSK Lines Ltd.	82,660
7,900	Nippon Steel Corporation	180,246
3,497	Nippon Yusen KK	84,753
17,000	Renesas Electronics Corporation(a)	329,260
10,600	Sekisui House Ltd.	215,995

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Japan - 6.9% (Continued)
5,600	Shin-Etsu Chemical Company Ltd.	$ 184,175
9,900	Takeda Pharmaceutical Company Ltd.	302,075
		2,767,992
	Netherlands - 3.2%
13,930	ABN AMRO Bank N.V.	236,813
3,039	AerCap Holdings N.V.(a)	193,919
1,577	Heineken Holding N.V.	129,278
6,188	Koninklijke Ahold Delhaize N.V.	213,559
2,183	LyondellBasell Industries N.V., Class A	215,811
13,710	Stellantis N.V.	281,074
		1,270,454
	New Zealand - 0.3%
8,000	Fisher & Paykel Healthcare Corp Ltd.	122,057

	Singapore - 2.3%
32,976	Flex Ltd.(a)	902,223

	Spain - 1.9%
506	Aena SME S.A.	80,902
34,475	Banco Bilbao Vizcaya Argentaria S.A.	273,328
5,057	Industria de Diseno Textil S.A.	193,572
47,400	Telefonica S.A.	202,078
		749,880
	Switzerland - 2.2%
4,612	Novartis A.G.	481,608
301	Swiss Life Holding A.G.	190,793
300	Swisscom A.G.	192,774
		865,175
	United Kingdom - 3.5%
5,414	British American Tobacco plc	181,741
3,517	Compass Group plc	91,497
6,470	Imperial Brands plc	152,751
3,203	Rio Tinto PLC	211,711
98,093	Rolls-Royce Holdings plc(a)	232,721

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	United Kingdom - 3.5% (Continued)
8,514	Royalty Pharma plc, Class A	$ 267,169
3,247	SSE plc	70,241
63,573	Tesco plc	210,509
		1,418,340
	United States - 63.0%
15,258	Albertsons Companies, Inc., Class A	331,557
7,011	Altria Group, Inc.	318,440
14,200	American Airlines Group, Inc.(a)	237,850
1,315	Ameriprise Financial, Inc.	458,212
1,415	AmerisourceBergen Corporation	264,464
7,439	Annaly Capital Management, Inc.	149,450
3,244	Archer-Daniels-Midland Company	275,610
22,275	AT&T, Inc.	323,433
206	AutoZone, Inc.(a)	511,234
8,725	Bank of New York Mellon Corporation (The)	395,766
2,003	Berkshire Hathaway, Inc., Class B(a)	704,976
81	Booking Holdings, Inc.(a)	240,635
2,996	Builders FirstSource, Inc.(a)	432,712
2,518	Cadence Design Systems, Inc.(a)	589,237
3,975	Cardinal Health, Inc.	363,593
6,520	Carrier Global Corporation	388,266
1,076	Cigna Group (The)	317,528
15,000	Cisco Systems, Inc.	780,600
2,812	Cleveland-Cliffs, Inc.(a)	49,632
3,914	CVS Health Corporation	292,337
1,051	Darden Restaurants, Inc.	177,535
3,972	Discover Financial Services	419,245
2,548	Eastman Chemical Company	218,058
12,035	eBay, Inc.	535,678
2,167	Entergy Corporation	222,551
1,480	Fidelity National Information Services, Inc.	89,362
21,196	First Horizon Corporation	288,901
820	FleetCor Technologies, Inc.(a)	204,106
3,176	Gaming and Leisure Properties, Inc.	150,733

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	United States - 63.0% (Continued)
29,807	Gen Digital, Inc.	$ 579,746
4,414	Gilead Sciences, Inc.	336,082
1,985	Graphic Packaging Holding Company	48,037
2,544	Hartford Financial Services Group, Inc. (The)	182,863
1,052	HCA Healthcare, Inc.	286,996
2,746	Henry Schein, Inc.(a)	216,357
45,753	Hewlett Packard Enterprise Company	795,187
4,524	International Business Machines Corporation	652,271
22,968	Interpublic Group of Companies, Inc. (The)	786,195
8,565	Jabil, Inc.	947,888
6,541	Kroger Company (The)	318,154
2,587	Lennar Corporation, Class A	328,109
3,160	Marathon Petroleum Corporation	420,343
1,083	Marriott International, Inc., Class A	218,560
910	McKesson Corporation	366,184
4,468	Merck & Company, Inc.	476,512
9,170	Omnicom Group, Inc.	775,965
9,573	ON Semiconductor Corporation(a)	1,031,491
3,465	PACCAR, Inc.	298,440
3,563	Philip Morris International, Inc.	355,302
3,890	Phillips 66	433,929
8,395	PPL Corporation	231,114
4,463	PulteGroup, Inc.	376,633
1,491	Quest Diagnostics, Inc.	201,598
221	Reliance Steel & Aluminum Company	64,722
1,626	Simon Property Group, Inc.	202,599
1,145	Snap-on, Inc.	311,944
538	Steel Dynamics, Inc.	57,340
1,458	Synopsys, Inc.(a)	658,724
12,451	Tapestry, Inc.	537,261
982	Ulta Beauty, Inc.(a)	436,794
4,770	United Airlines Holdings, Inc.(a)	259,059
533	United Rentals, Inc.	247,674
3,026	Valero Energy Corporation	390,082

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	United States - 63.0% (Continued)
4,301	VICI Properties, Inc.	$ 135,395
9,605	Vistra Corporation	269,517
4,328	VMware, Inc., Class A(a)	682,223
394	WW Grainger, Inc.	290,966
1,941	Zimmer Biomet Holdings, Inc.	268,149
		25,208,106

	TOTAL COMMON STOCKS (Cost $33,343,187)	39,523,557

	TOTAL INVESTMENTS - 98.9% (Cost $33,343,187)	$ 39,523,557
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	451,168
	NET ASSETS - 100.0%	$ 39,974,725

ADR	- American Depositary Receipt
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.